Note 20 - Transfers of Financial Assets - Transferred Assets with on-going Involvement II (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Year-to- date P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	€ 50	€ 48
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	50	48
Cumulative P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	220	164
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	220	164
Gain/(loss) on disposal [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	25	7
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	€ 25	€ 7